Vessels	6 Months Ended
Jun. 30, 2021
Vessels [Abstract]
Vessels

3.Vessels

In 2020, the Company through separate wholly-owned subsidiaries entered into Memoranda of Agreement to sell to unaffiliated third parties the vessel Coronis, for a sale price of $7,100 before commissions, delivered to her new owners in January 2021; the vessel Sideris G.S., for a sale price of $11,500 before commissions; delivered to her new owners in January 2021; and the vessel Oceanis, for a sale price of $5,750 before commissions, delivered to her new owners in March 2021. As of December 31, 2020, all three vessels were classified as held for sale. The sale of the vessels, resulted to loss amounting to $203, which is separately presented in the 2021 interim unaudited statement of operations.

On March 16, 2021, the Company through a separate wholly-owned subsidiary entered into a Memorandum of Agreement to sell to an unaffiliated third party the vessel Naias, for a sale price of $11,250 before commissions. At the date of sale, the vessel was measured at the lower of its carrying amount or fair value (sale price) less costs to sell, which was the vessel’s net book value at $9,010, and was classified in current assets as Vessel held for sale, according to the provisions of ASC 360, as all criteria required for this classification were met. The vessel was delivered to the buyer on July 30, 2021 (Note 11).

Vessel improvements mainly relate to the implementation of ballast water treatment and other works necessary for the vessels to comply with new regulations and be able to navigate to additional ports. During the six months ended June 30, 2021, such expenditures amounted to $1,125, of which an amount of $441 related to equipment and services paid as of December 31, 2020 but not delivered on the vessels until June 30, 2021.

The amounts reflected in Vessels, net in the accompanying consolidated balance sheets are analyzed as follows:

		Accumulated
	Vessel Cost	Depreciation	Net Book Value
Balance, December 31, 2020	$872,431	$(156,253)	$716,178

- Additions for improvements	684	—	684
- Additions reclassified from other non-current assets	441		441
- Transfer to held for sale	(16,121)	7,111	(9,010)
- Depreciation for the period	—	(17,474)	(17,474)
Balance, June 30, 2021	$857,435	$(166,616)	$690,819